Presentation of the Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of adjustment for each financial statement line item affected by application IFRS 16 line items [Line Items]
Period covered by financial statements	These financial statements cover the financial year from 1 January to 31 December 2020, with comparative figures for the financial years from 1 January to 31 December 2019 and, where appropriate, from 1 January to 31 December 2018.
Date of end of reporting period	Dec. 31, 2020